Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flow (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Cash Flow [Abstract]
Net cash used in operating activities	$ (9,883,802)	$ (5,476,392)	$ (21,749,842)
Net cash used in investing activities			(13,000,000)
Net cash provided by financing activities	9,885,500	5,476,945	34,750,627
Net cash inflow	$ 1,698	$ 553	$ 785